OTHER ASSETS - Schedule of Collateral For Bank Loans and Government Grants (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Demand deposits pledged for bank loans	$ 2,685	$ 2,560
Time deposits pledged for bank guarantees	133	141
Refundable deposits pledged for litigation	85	3,149
Refundable deposits for a government subsidy compliance program	2,347	4,626
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 5,250	$ 10,476